VIRTUS Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—100.0%
Aerospace & Defense—2.9%
Axon Enterprise, Inc.(1)	70,000	$ 36,816
Automobiles—3.6%
Tesla, Inc.(1)	176,000	45,612
Broadline Retail—6.8%
Amazon.com, Inc.(1)	282,500	53,749
MercadoLibre, Inc.(1)	16,500	32,189
		85,938

Capital Markets—0.5%
Broadridge Financial Solutions, Inc.	24,800	6,013
Communications Equipment—1.5%
Arista Networks, Inc.(1)	252,000	19,525
Electrical Equipment—0.5%
Vertiv Holdings Co. Class A	90,000	6,498
Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp. Class A	140,000	9,183
Entertainment—0.9%
Spotify Technology S.A.(1)	20,000	11,001
Financial Services—1.2%
Toast, Inc. Class A(1)	445,000	14,761
Visa, Inc. Class A	1,000	350
		15,111

Ground Transportation—0.6%
Uber Technologies, Inc.(1)	113,400	8,262
Hotels, Restaurants & Leisure—0.8%
Booking Holdings, Inc.	1,200	5,528
Sportradar Group AG Class A(1)	228,600	4,943
		10,471

Interactive Media & Services—17.8%
Alphabet, Inc. Class C	645,000	100,768
Meta Platforms, Inc. Class A	208,210	120,004
	Shares	Value

Interactive Media & Services—continued
Pinterest, Inc. Class A(1)	135,500	$ 4,201
		224,973

IT Services—4.8%
MongoDB, Inc. Class A(1)	35,600	6,244
Shopify, Inc. Class A(1)	565,200	53,965
		60,209

Media—1.5%
Trade Desk, Inc. (The) Class A(1)	351,600	19,240
Semiconductors & Semiconductor Equipment—24.4%
Advanced Micro Devices, Inc.(1)	370,000	38,014
Applied Materials, Inc.	70,000	10,158
ARM Holdings plc ADR(1)	125,000	13,349
ASML Holding N.V. Registered Shares	13,000	8,614
Broadcom, Inc.	367,000	61,447
KLA Corp.	15,000	10,197
Micron Technology, Inc.	300,000	26,067
Monolithic Power Systems, Inc.	31,000	17,979
NVIDIA Corp.	978,270	106,025
NXP Semiconductors N.V.	10,900	2,072
QUALCOMM, Inc.	97,000	14,900
		308,822

Software—22.6%
Adobe, Inc. (1)	24,900	9,550
Appfolio, Inc. Class A(1)	20,000	4,398
Cadence Design Systems, Inc.(1)	42,550	10,822
Crowdstrike Holdings, Inc. Class A(1)	77,400	27,290
Datadog, Inc. Class A(1)	125,000	12,401
HubSpot, Inc.(1)	5,000	2,856
Intuit, Inc.	19,700	12,096
Microsoft Corp.	290,000	108,863
Oracle Corp.	150,000	20,971
Palo Alto Networks, Inc.(1)	165,400	28,224
	Shares	Value

Software—continued
Salesforce, Inc.	23,100	$ 6,199
SEMrush Holdings, Inc. Class A(1)	243,600	2,273
ServiceNow, Inc.(1)	50,000	39,807
		285,750

Technology Hardware, Storage & Peripherals—8.9%
Apple, Inc.	443,600	98,537
Dell Technologies, Inc. Class C	150,000	13,672
		112,209

Total Common Stocks (Identified Cost $606,867)		1,265,633

Total Long-Term Investments—100.0% (Identified Cost $606,867)		1,265,633

TOTAL INVESTMENTS—100.0% (Identified Cost $606,867)		$1,265,633
Other assets and liabilities, net—(0.0)%		(427)
NET ASSETS—100.0%		$1,265,206

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	90%
Canada	4
Uruguay	3
United Kingdom	1
Luxembourg	1
Netherlands	1
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,265,633	$1,265,633
Total Investments	$1,265,633	$1,265,633
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Zevenbergen Technology Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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